Subsequent Events	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events

9.Subsequent Events

(a)

Series C Preferred Stock Dividend: On July 14, 2022, the Company paid a dividend on its Series C preferred stock, amounting to $240. On September 19, 2022, the Company’s Board of Directors declared a cash dividend of $240 to the

Company’s Series C preferred stock holders for the period from July 15, 2022 to October 14, 2022, which is payable on October 17, 2022.

(b)

Dividend to common stock and Class A warrants’ holders: On July 27, 2022, the Company’s Board of Directors declared a cash dividend of $0.01 per share for the second quarter ended June 30, 2022, to its’ common stock holders of record August 12, 2022. The Company had 29,829,092 shares of common stock issued and outstanding on the record date (August 12, 2022). Holders of the Company’s Class A warrants as of August 12, 2022 received a cash payment in the amount of $0.01 for each common share that such holder would be entitled to receive upon exercise of their Class A Warrants. As of record date August 12, 2022, there were Class A Warrants exercisable for an aggregate of 14,474,000 common shares. On August 31, 2022, the Company paid a dividend of $299 on common stock and of $144 on Class A warrants holders of record August 12, 2022, amounting to $443 in aggregate.

(c)

Receipt of Nasdaq Notice: On September 6, 2022, the Company was granted an additional 180-day period from the Nasdaq Stock Market, through March 6, 2023, to regain compliance with the $1.00 minimum bid price requirement for continued listing on the Nasdaq Capital Market. The Company can cure this deficiency if the closing bid price of its common stock is $1.00 per share or higher for at least ten consecutive business days during the grace period. During this time, the Company’s common stock will continue to be listed and trade on the Nasdaq Capital Market.

(d)

Vessel Delivery and Issuance of Preferred Stock: On September 20, 2022, the Company took delivery of the M/V Baltimore. On September 21, 2022 the Company paid the remaining of the purchase price (i.e. $17,600) in 25,000 shares of its newly issued 7.0% Series D convertible perpetual preferred shares. The Series preferred stock has a cumulative preferred dividend accruing at the rate of 7.0% per annum, contains a $1,000 liquidation preference and is convertible into common shares at any time at the holder’s option commencing upon the first anniversary of the original issue date, at a conversion price equal to the 10-trading day trailing VWAP of the Company’s common shares, subject to certain adjustments. As part of this transaction, the Company also entered into an agreement with Diana Shipping, providing the right to Diana Shipping to request that the Company effects a listing of the Series D Preferred Stock, provided that Diana Shipping then owns at least a majority of the outstanding shares of the Company’s Series D Preferred Stock. This listing right expires upon the earlier of (i) the date on which Diana Shipping is no longer the registered owner of any shares of the Company’s Series D Preferred Stock and (ii) the second anniversary of September 21, 2022 (original issuance date of Series D Preferred Stock).

(e)

Series D Preferred Stock Dividend: On September 27, 2022, the Company’s Board of Directors declared a cash dividend of $117 to the Company’s Series D preferred stock holders for the period from September 21, 2022 to October 14, 2022, which is payable on October 17, 2022.

10.	Subsequent Events

a)Series C Preferred Stock Dividends: On January 17, 2022, the Company paid a dividend on its Series C preferred stock, amounting to $100, to DSI.

b)Underwritten Public Offering: On January 12, 2022, the Company filed with the SEC a registration statement on Form F-1, which was declared effective on January 21, 2022. On January 25, 2022, the Company closed an underwritten public offering of 15,571,429 units at a price of $0.77 per unit, each unit consisting of one share of the Company’s common stock (or one pre-funded warrant in lieu of one share of the Company’s common stock) and one Class A warrant to purchase one share of the Company’s common stock. In particular, upon the closing of the offering, 13,071,429 shares of common stock, 2,500,000 prefunded warrants to purchase one share of common stock, and 15,571,429 Class A warrants to purchase one share of common stock were sold. In addition, certain selling stockholders affiliated with the Company (the “Selling Stockholders”) sold an aggregate of 628,571 shares of common stock in the offering. Each share of common stock sold by a Selling Stockholder was sold with one Class A warrant to purchase one share of common stock. In addition, the underwriter for the offering fully-exercised its option to purchase an additional 1,148,577 common shares from the Selling Stockholders and 1,281,423 common shares along with 2,430,000 Class A warrants from the Company. All prefunded warrants have been exercised and 14,474,000 Class A warrants remain available for exercise at an exercise price of $0.77 per share for up to an aggregate of the same number of shares of common stock on April 5, 2022. The Company did not receive any of the proceeds from the sale of common shares by the Selling Stockholders.

c)Receipt of Nasdaq Notice: On March 8, 2022, the Company received a written notification from Nasdaq indicating that because the closing bid price of the Company’s common shares for 30 consecutive business days, from January 21, 2022 to March 7, 2022, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq, the Company is not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the applicable grace period to regain compliance is 180 days, or until September 5, 2022. The Company can cure this deficiency if the closing bid price of its common stock is $1.00 per share or higher for at least ten consecutive business days during the grace period. During this time, the Company’s common stock will continue to be listed and trade on the Nasdaq.

d)Dividend declaration: On March 18, 2022, the Company’s Board of Directors declared a cash dividend on the Company’s common stock of $0.05 per share for the fourth quarter ended December 31, 2021. The cash dividend will be payable on or about April 11, 2022 to all common shareholders of the Company of record as of April 1, 2022.

e)Amendment to Company’s 2021 Equity Incentive Plan: On March 24, 2022, the Company’s 2021 Equity Incentive Plan was amended and restated to, among other things, permit grants of Series C Preferred Shares thereunder, in an aggregate amount of up to 10,000 shares.

f)Uncertainties caused by the Russo-Ukrainian War: The recent outbreak of war between Russia and the Ukraine has disrupted supply chains and caused instability in the global economy, while the United States and the European Union, among other countries, announced sanctions against Russia, including sanctions targeting the Russian oil sector, among those a prohibition on the import of oil from Russia to the United States. The ongoing conflict could result in the imposition of further economic sanctions against Russia and the Company’s business may be adversely impacted. Currently, the Company’s charter contracts have not been affected by the events in Russia and Ukraine. However, it is possible that in the future third parties with whom the Company has or will have charter contracts may be impacted by such events. While in general much uncertainty remains regarding the global impact of the conflict in Ukraine, it is possible that such tensions could adversely affect the Company’s business, financial condition, results of operation and cash flows.